Restricted deposit (Narrative) (Details)	1 Months Ended
Jun. 23, 2023 USD ($)
Restricted Deposit [Abstract]
Restricted deposit	$ 400,000
Restricted deposit, term	1 year
Restricted deposit, interest rate	4.90%